NOTE 10 - DERIVATIVE LIABILITIES - Fair value of the derivative liabilites (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2013 Y
Term (Years)					3
Volatility Percentage					238.00%
Interest expense	$ 90,533
Amortization of debt	259,178
Unaudited
Fair Value	$ 359,127
Term (Years)	2.47
Assumed Conversion Price	0.213
Volatility Percentage	21.20%
Risk-free Rate	0.36%